Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Exempt Party-in-Interest Transactions	Related Party Transactions and Exempt Party-in-Interest Transactions
The Plan holds 1,168,369 and 1,102,864 shares of Kearny Financial Corp. (“KRNY”) common stock at December 31, 2025 and 2024, respectively. The fair market value and cost of the shares held by the Plan at December 31, 2025 was $8,657,617 and $11,008,839, respectively. The fair market value and cost of the shares held by the Plan at December 31, 2024 was $7,808,279 and $10,918,608, respectively. As of December 31, 2025 and 2024, respectively, approximately 12% of the Plan’s net assets were invested in KRNY common stock. During 2025, the Plan purchased 175,639 shares of stock at an aggregate cost of $1,153,233 and sold 110,134 shares of stock for total proceeds of $729,241. During 2024, the Plan purchased 177,469 shares of stock at an aggregate cost of $1,191,381 and sold 147,153 shares of stock for total proceeds of $983,239. The Plan received $492,978 and $471,712 in dividends on Employer Company common stock during 2025 and 2024, respectively. The Employer Company pays for fees for accounting and other administrative services. Additionally, certain employees and officers of the Employer Company, who are also participants in the Plan, perform administrative services for the Plan at no cost. Participants paid for administrative fees and loan fees to Empower Retirement, LLC. The Vanguard Group may invest in the common stock of KRNY via their mutual funds. Notes receivable from participants held by the Plan also reflect party-in-interest transactions, which are secured by participant’s account balances.